COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	98.7%
AUSTRALIA	3.8%
REAL ESTATE
DIVERSIFIED	3.3%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		1,788,769	16,050,572
Mirvac Group		11,292,513	17,702,103
Stockland		2,027,696	5,539,307

			39,291,982

INDUSTRIALS	0.5%
Goodman Group		459,839	5,953,729

TOTAL AUSTRALIA			45,245,711

AUSTRIA	0.6%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		246,897	7,298,771

BELGIUM	1.2%
REAL ESTATE
INDUSTRIALS	0.5%
Warehouses De Pauw SCA		160,251	5,831,714

RESIDENTIAL	0.7%
Aedifica SA		75,071	9,168,434

TOTAL BELGIUM			15,000,148

CANADA	0.6%
REAL ESTATE—OFFICE
Allied Properties REIT		261,040	7,028,113

CHINA	1.8%
INDUSTRIALS	0.7%
ESR Cayman Ltd., 144A (H Shares)(b),(c)		2,820,400	8,806,467

REAL ESTATE	1.1%
DATA CENTERS	0.5%
GDS Holdings Ltd., ADR (USD)(b)		71,446	5,846,426

DIVERSIFIED	0.6%
China Resources Land Ltd. (H Shares)		1,492,000	6,804,750

TOTAL REAL ESTATE			12,651,176

TOTAL CHINA			21,457,643

		Shares	Value
FRANCE	2.2%
REAL ESTATE
DIVERSIFIED	0.6%
Covivio		93,190	$6,543,697
ICADE		9,399	526,630

			7,070,327

NET LEASE	0.5%
ARGAN SA		68,107	6,683,183

OFFICE	0.5%
Gecina SA		46,014	6,065,824

RETAIL	0.6%
Klepierre SA		487,065	6,817,925

TOTAL FRANCE			26,637,259

GERMANY	7.3%
REAL ESTATE
OFFICE	0.6%
Alstria Office REIT AG		558,457	7,765,487

RESIDENTIAL	6.7%
Deutsche Wohnen SE		488,810	24,430,359
Instone Real Estate Group AG, 144A(b),(c)		440,995	10,215,706
LEG Immobilien AG		57,040	8,130,411
Vonovia SE		547,032	37,500,639

			80,277,115

TOTAL GERMANY			88,042,602

HONG KONG	4.9%
REAL ESTATE
DIVERSIFIED	3.3%
Hang Lung Properties Ltd.		3,813,000	9,717,676
New World Development Co., Ltd.		3,348,000	16,343,961
Sun Hung Kai Properties Ltd.		1,072,500	13,820,794

			39,882,431

RETAIL	1.6%
Link REIT		2,410,060	19,748,961

TOTAL HONG KONG			59,631,392

		Shares	Value
INDIA	0.6%
REAL ESTATE—DIVERSIFIED
Mindspace Business Parks REIT, 144A(b),(c)		1,863,200	$7,701,041

JAPAN	11.7%
REAL ESTATE
DIVERSIFIED	7.3%
Activia Properties, Inc.		2,916	11,105,405
Mitsubishi Estate Co., Ltd.		1,611,514	24,410,582
Mitsui Fudosan Co., Ltd.		1,679,200	29,220,886
NIPPON REIT Investment Corp.		3,387	11,515,865
United Urban Investment Corp.		10,558	11,748,487

			88,001,225

INDUSTRIALS	1.6%
GLP J-REIT		8,262	12,715,944
Mitsui Fudosan Logistics Park, Inc.		1,274	6,088,025

			18,803,969

OFFICE	0.8%
Nippon Building Fund, Inc.		1,705	9,650,265

RESIDENTIAL	0.9%
Daiwa House REIT Investment Corp.		4,056	10,349,606

RETAIL	1.1%
Japan Retail Fund Investment Corp.		8,984	13,898,427

TOTAL JAPAN			140,703,492

MACAU	0.4%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)		1,404,800	5,445,302

NORWAY	0.5%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		391,120	5,496,386

SINGAPORE	3.9%
REAL ESTATE
DIVERSIFIED	1.6%
City Developments Ltd.		1,700,800	9,574,604
Keppel DC REIT		4,442,100	9,494,678

			19,069,282

		Shares	Value
HEALTH CARE	0.9%
Parkway Life Real Estate Investment Trust		3,434,000	$10,464,414

INDUSTRIALS	0.7%
Mapletree Industrial Trust		3,524,900	8,351,502

OFFICE	0.7%
CapitaLand Commercial Trust		7,140,600	8,658,306

TOTAL SINGAPORE			46,543,504

SWEDEN	3.2%
REAL ESTATE
DIVERSIFIED	2.5%
Castellum AB		630,303	14,316,882
Fastighets AB Balder, Class B(b)		314,476	15,932,695

			30,249,577

INDUSTRIALS	0.7%
Catena AB		182,033	8,060,293

TOTAL SWEDEN			38,309,870

UNITED KINGDOM	4.7%
REAL ESTATE
DIVERSIFIED	0.3%
Land Securities Group PLC		591,937	3,985,128

HEALTH CARE	0.7%
Assura PLC		8,772,213	8,731,724

INDUSTRIALS	2.0%
LondonMetric Property PLC		2,039,890	5,834,419
Segro PLC		1,459,531	17,539,966

			23,374,385

OFFICE	0.3%
Derwent London PLC		103,249	3,418,510
Workspace Group PLC		46,697	323,988

			3,742,498

RESIDENTIAL	0.8%
Grainger PLC		1,468,562	5,619,092
UNITE Group PLC		382,524	4,136,106

			9,755,198

SELF STORAGE	0.6%
Safestore Holdings PLC		740,286	7,434,762

		Shares	Value
TOTAL UNITED KINGDOM			$57,023,695

UNITED STATES	51.3%
COMMUNICATIONS—TOWERS	0.8%
Crown Castle International Corp.		55,758	9,283,707

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.2%
Boyd Gaming Corp.		280,781	8,617,169
Caesars Entertainment, Inc.(b)		103,835	5,820,990

			14,438,159

REAL ESTATE	49.3%
DATA CENTERS	4.1%
CyrusOne, Inc.		166,690	11,673,301
Digital Realty Trust, Inc.		114,129	16,749,572
Equinix, Inc.		27,995	21,279,839

			49,702,712

HEALTH CARE	9.1%
Healthcare Trust of America, Inc., Class A		320,557	8,334,482
Healthpeak Properties, Inc.		644,490	17,497,903
Medical Properties Trust, Inc.		784,426	13,829,430
Ventas, Inc.		1,016,011	42,631,822
Welltower, Inc.		498,955	27,487,431

			109,781,068

HOTEL	0.8%
Hilton Worldwide Holdings, Inc.		113,328	9,669,145

INDUSTRIALS	9.2%
Americold Realty Trust		426,080	15,232,360
BG LLH LLC (Lineage Logistics)(d)		67,213	3,870,768
Duke Realty Corp.		556,010	20,516,769
Prologis, Inc.		712,664	71,708,252

			111,328,149

NET LEASE	4.9%
Agree Realty Corp.		268,575	17,092,113
VEREIT, Inc.		1,805,958	11,738,727
VICI Properties, Inc.		1,292,341	30,202,009

			59,032,849

		Shares	Value
OFFICE	1.0%
Kilroy Realty Corp.		238,247	$12,379,314

RESIDENTIAL	8.2%
APARTMENT	4.8%
Essex Property Trust, Inc.		153,451	30,811,426
UDR, Inc.		812,772	26,504,495

			57,315,921

MANUFACTURED HOME	1.4%
Sun Communities, Inc.		120,002	16,873,481

SINGLE FAMILY	2.0%
Invitation Homes, Inc.		864,877	24,207,908

TOTAL RESIDENTIAL			98,397,310

SELF STORAGE	6.8%
Extra Space Storage, Inc.		175,981	18,828,208
Public Storage		280,610	62,497,459

			81,325,667

SHOPPING CENTERS	4.7%
COMMUNITY CENTER	1.0%
Kimco Realty Corp.		1,062,569	11,964,527

REGIONAL MALL	3.7%
Simon Property Group, Inc.		686,847	44,425,264

TOTAL SHOPPING CENTERS			56,389,791

TIMBER	0.5%
Weyerhaeuser Co.		194,387	5,543,917

TOTAL REAL ESTATE			593,549,922

TOTAL UNITED STATES			617,271,788

TOTAL COMMON STOCK (Identified cost—$1,078,716,931)			1,188,836,717

SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(e)		20,453,092	20,453,092

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$20,453,092)			20,453,092

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,099,170,023)	100.4%		1,209,289,809
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)		(5,182,569)

NET ASSETS	100.0%		$1,204,107,240

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollars

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $32,219,600 which represents 2.7% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781 ($62.50 per share). Security value is determined based on significant unobservable inputs (Level 3).

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Diversified	20.7
Residential	17.3
Industrials	15.9
Health Care	10.7
Self Storage	7.4
Net Lease	5.4
Office	5.0
Shopping Centers	4.7
Data Centers	4.6
Retail	3.3
Hotels, Restaurants & Leisure	1.6
Other	1.3
Hotel	0.8
Communications—Towers	0.8
Timber	0.5

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$45,245,711	$—	$45,245,711	$0	(a)
Austria	7,298,771	—	7,298,771	—
Belgium	15,000,148	—	15,000,148	—
China	21,457,643	5,846,426	15,611,217	—
France	26,637,259	—	26,637,259	—
Germany	88,042,602	7,765,487	80,277,115	—
Hong Kong	59,631,392	—	59,631,392	—
Japan	140,703,492	—	140,703,492	—
Macau	5,445,302	—	5,445,302	—
Norway	5,496,386	—	5,496,386	—
Singapore	46,543,504	—	4,6543,504	—
Sweden	38,309,870	—	38,309,870	—
United Kingdom	57,023,695	—	57,023,695	—
United States	617,271,788	613,401,020	—	3,870,768	(b)
Other Countries	14,729,154	14,729,154	—	—
Short-Term Investments	20,453,092	—	20,453,092	—

Total Investments in Securities(c)	$1,209,289,809	$641,742,087	$563,676,954	$3,870,768

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(b)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States—Real Estate— Industrials
Balance as of December 31, 2019	$—
Purchases	4,200,781
Change in unrealized appreciation (depreciation)	(330,013)

Balance as of September 30, 2020	$3,870,768

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $(330,013).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2020	Valuation Technique	Unobservable Inputs	Range/Weighted Average	Valuation from an Increase in Input (a)
Common Stock—United States— Real Estate—Industrials	$3,870,768	Market Comparable Companies	Enterprise Value/ EBITDA Ratio	19.3x – 30.1x /22.8%	Increase
			Liquidity Discount	41%	Decrease

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock—United States—Real Estate—Industrials are the Enterprise Value to Earnings Before Interest, Taxes, Depreciation, and Amortization (EBITDA) ratio and Liquidity Discount.

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.